Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Receivables [Abstract]
Schedule of Loan Receivables, Net

	As of March 31,
	2023	2024
	RMB	RMB
Loan receivables - principal	60,633	35,229
- service fee	261	284
Allowance for credit losses	(28,665)	(3,949)
Loan receivables, net	32,229	31,564

Schedule of Movement of Allowance For Credt Losses

	For the year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	(28,615)	(28,195)	(28,665)
Cumulative effect of adoption of new accounting standard (Note 2 (k))	—	—	(1,312)
Reversals/(provisions)	420	(470)	(167)
Write-off	—	—	26,195
Balance at end of year	(28,195)	(28,665)	(3,949)